Total Other Expenses - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Income And Expenses [Abstract]
Other expenses, debt issuance costs					$ 8,800,000
Other expense, personnel separation charges					2,200,000
Gain in foreign exchange transactions					1,300,000	1,200,000
Voluntary Retirement Program ("VRP") expense						14,529,000
Eligibility age for Voluntary Retirement Program ("VRP")						50 years
Years of service for Voluntary Retirement Program ("VRP")						15 years
Other (expense) income, refinancing cost						2,200,000
Other (expense) income, non-cash loss on derivatives						1,200,000
Equity interest in CONTADO acquisition						19.99%
Unrealized gain (loss) recognized in other expenses	$ 3,000	$ 41,000	$ 19,000	$ (200,000)	$ 1,000,000	$ (300,000)